INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Disclosure of current inventories

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Raw materials and consumables	$1,419	$1,340
Fuel products (1)	857	727
Work in progress	817	723
RTFO certificates (2)	525	391
Finished goods and other (3)	1,856	1,331
Carrying amount of inventories	$5,474	$4,512
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(1)Fuel products that are traded in active markets are purchased with a view to resell in the near future. As a result, these stocks of fuel products are recorded at fair value based on quoted market prices.
(2)RTFO certificates held for trading as at June 30, 2022 had a fair value of $nil (December 31, 2021: $nil). There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity.
(3)Finished goods and other are mainly composed of finished goods inventory in the infrastructure services and industrials segments.